United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—99.3%
		Consumer Discretionary—11.0%
467,000	[1]	Belmond Ltd.	$5,776,790
309,644	[1]	Bridgepoint Education, Inc.	3,505,170
122,250	[1]	Carmike Cinemas, Inc.	3,211,508
137,450		Cinemark Holdings, Inc.	4,890,471
81,150	[1]	Deckers Outdoor Corp.	7,387,896
130,450		GNC Holdings, Inc.	6,125,932
260,875		KB HOME	4,317,481
104,550	[1]	Kate Spade & Co.	3,346,646
155,825		La-Z-Boy, Inc.	4,182,343
219,425		Lions Gate Entertainment Corp.	7,025,988
92,825		Mens Wearhouse, Inc.	4,098,224
134,000		Rent-A-Center, Inc.	4,866,880
54,100	[1]	Skechers USA, Inc., Class A	2,989,025
79,800	[1]	Tempur Sealy International, Inc.	4,381,818
100,700	[1]	Tenneco, Inc.	5,700,627
184,425	[1]	Vera Bradley, Inc.	3,758,581
		TOTAL	75,565,380
		Consumer Staples—2.8%
1,068,775	[1]	Rite Aid Corp.	8,037,188
334,801		Vector Group Ltd.	7,134,609
118,800	[1]	White Wave Foods Co.	4,156,812
		TOTAL	19,328,609
		Energy—4.1%
399,625	[1]	Helix Energy Solutions Group, Inc.	8,671,862
292,925	[1]	Newfield Exploration Co.	7,944,126
661,700	[1]	Sandridge Energy, Inc.	1,204,294
154,200		Teekay Corp.	7,847,238
97,650		US Silica Holdings, Inc.	2,508,629
		TOTAL	28,176,149
		Financials—41.1%
183,775		American Equity Investment Life Holding Co.	5,364,392
85,675		Ameris Bancorp	2,196,707
136,366		Argo Group International Holdings Ltd.	7,564,222
505,925		CNO Financial Group, Inc.	8,712,028
211,825	[1]	Capital Bank Financial Corp.	5,676,910
76,250		City Holding Co.	3,547,913
449,825		Colony Financial, Inc.	10,714,831
95,550		EPR Properties	5,506,547
456,595		FNB Corp. (PA)	6,081,845
149,450		FXCM, Inc.	2,476,387
557,000		FelCor Lodging Trust, Inc.	6,026,740
230,195		Fidelity & Guaranty Life	5,586,833
167,150		First American Financial Corp.	5,666,385
251,800		First Midwest Bancorp, Inc.	4,308,298
451,750		First Potomac Realty Trust	5,583,630
390,538		Flushing Financial Corp.	7,916,205
294,750	[1]	Great Western Bancorp, Inc.	6,717,353
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
100,600		Hanover Insurance Group, Inc.	$7,174,792
121,100		Highwoods Properties, Inc.	5,362,308
1,137,498		Investors Bancorp, Inc.	12,768,415
219,050		LaSalle Hotel Properties	8,864,953
740,300		Lexington Realty Trust	8,128,494
849,710		MFA Financial, Inc.	6,789,183
456,320		Maiden Holdings Ltd.	5,836,333
640,175	[1]	New Residential Investment Corp.	8,175,035
571,362		Northstar Realty Finance Corp.	10,044,544
237,550	[1]	PHH Corp.	5,691,698
170,125		PacWest Bancorp	7,733,882
336,950	[1]	Popular, Inc.	11,473,147
287,925		Provident Financial Services, Inc.	5,199,926
626,200		Radian Group, Inc.	10,470,064
344,725		Starwood Property Trust, Inc.	8,011,409
230,550		Starwood Waypoint Residential Trust	6,079,604
133,160		Sun Communities, Inc.	8,050,854
499,553		Synovus Financial Corp.	13,532,891
494,125		TCF Financial Corp.	7,851,646
324,675	[1]	Talmer Bancorp, Inc.	4,558,437
238,900		Umpqua Holdings Corp.	4,063,689
116,050		WSFS Financial Corp.	8,923,084
273,700		Webster Financial Corp., Waterbury	8,903,461
		TOTAL	283,335,075
		Health Care—7.3%
103,725	[1]	Alere, Inc.	3,941,550
228,150	[1]	Bruker Corp.	4,476,303
136,075	[1]	Capital Senior Living Corp.	3,389,628
85,200	[1]	IPC The Hospitalist Co., Inc.	3,909,828
136,025	[1]	Impax Laboratories, Inc.	4,309,272
113,080	[1]	Magellan Health, Inc.	6,788,192
142,525	[1]	Medicines Co.	3,943,667
186,537	[1]	Merit Medical Systems, Inc.	3,232,686
79,850		Owens & Minor, Inc.	2,803,534
86,100	[1]	Wellcare Health Plans, Inc.	7,065,366
239,325	[1]	Wright Medical Group, Inc.	6,430,663
		TOTAL	50,290,689
		Industrials—12.1%
171,370		Barnes Group, Inc.	6,342,404
108,375		Curtiss Wright Corp.	7,650,191
87,400		Dun & Bradstreet Corp.	10,571,904
73,240	[1]	Esterline Technologies Corp.	8,032,963
102,475		Granite Construction, Inc.	3,896,100
86,700		Greenbrier Cos., Inc.	4,658,391
123,325		H&E Equipment Services, Inc.	3,464,199
138,800	[1]	Hexcel Corp.	5,758,812
407,050	[1]	Swift Transportation Co.	11,653,841
158,825		Terex Corp.	4,428,041
85,100		Triumph Group, Inc.	5,720,422
205,675	[1]	Tutor Perini Corp.	4,950,597
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
51,859		Unifirst Corp.	$6,298,276
		TOTAL	83,426,141
		Information Technology—10.9%
55,675	[1]	Anixter International, Inc.	4,925,010
665,600	[1]	Atmel Corp.	5,587,712
545,675		Brooks Automation, Inc.	6,957,356
362,950	[1]	CIENA Corp.	7,044,859
162,285		CSG Systems International, Inc.	4,068,485
151,575		Evertec, Inc.	3,354,355
123,200	[1]	Fairchild Semiconductor International, Inc., Class A	2,079,616
155,847	[1]	Insight Enterprises, Inc.	4,034,879
117,525		MKS Instruments, Inc.	4,301,415
2,367,750	[1]	Quantum Corp.	4,167,240
365,475	[1]	SeaChange International, Inc.	2,331,731
87,500		Tessera Technologies, Inc.	3,129,000
166,600	[1]	Unisys Corp.	4,911,368
137,000	[1]	Veeco Instruments, Inc.	4,778,560
66,925	[1]	Verint Systems, Inc.	3,900,389
94,000	[1]	ViaSat, Inc.	5,924,820
743,853	[1]	Violin Memory, Inc.	3,563,056
		TOTAL	75,059,851
		Materials—3.2%
424,825	[1]	Berry Plastics Group, Inc.	13,403,229
603,450	[1]	Stillwater Mining Co.	8,894,853
		TOTAL	22,298,082
		Utilities—6.8%
222,400		Atmos Energy Corp.	12,396,576
325,775	[1]	Dynegy, Inc.	9,887,271
198,825		Idacorp, Inc.	13,160,227
295,900		Portland General Electric Co.	11,193,897
		TOTAL	46,637,971
		TOTAL COMMON STOCKS (IDENTIFIED COST $589,468,789)	684,117,947
		INVESTMENT COMPANY—0.7%
4,970,831	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	4,970,831
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $594,439,620)[4]	689,088,778
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(7,893)
		TOTAL NET ASSETS—100%	$689,080,885
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2014, the cost of investments for federal tax purposes was $594,439,620. The net unrealized appreciation of investments for federal tax purposes was $94,649,158. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $110,424,425 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,775,267.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated Clover Value Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Consumer Discretionary—7.7%
768,600		General Motors Co.	$26,831,826
1,022,500	[1]	Live Nation Entertainment, Inc.	26,697,475
711,600	[1]	MGM Resorts International	15,214,008
121,030	[1]	Murphy USA, Inc.	8,334,126
		TOTAL	77,077,435
		Consumer Staples—8.1%
363,400		CVS Health Corp.	34,999,054
241,500		Energizer Holdings, Inc.	31,047,240
234,700		Kroger Co.	15,070,087
		TOTAL	81,116,381
		Energy—8.7%
1,268,700		BG Group PLC	16,887,325
319,500		Devon Energy Corp.	19,556,595
325,900		Exxon Mobil Corp.	30,129,455
425,100	[1]	FMC Technologies, Inc.	19,911,684
		TOTAL	86,485,059
		Financials—21.1%
786,600		American International Group, Inc.	44,057,466
278,300		Ameriprise Financial, Inc.	36,805,175
1,459,500		Bank of America Corp.	26,110,455
1,318,400		Fifth Third Bancorp	26,862,400
712,619		Hartford Financial Services Group, Inc.	29,709,086
1,066,300		Starwood Property Trust, Inc.	24,780,812
406,900		Wells Fargo & Co.	22,306,258
		TOTAL	210,631,652
		Health Care—15.7%
759,300		Abbott Laboratories	34,183,686
781,800		Agilent Technologies, Inc.	32,006,892
893,800	[1]	Brookdale Senior Living, Inc.	32,775,646
591,152		Pfizer, Inc.	18,414,385
696,200		Teva Pharmaceutical Industries Ltd., ADR	40,038,462
		TOTAL	157,419,071
		Industrials—10.1%
664,300		CSX Corp.	24,067,589
608,300		Ingersoll-Rand PLC, Class A	38,560,137
396,800		Stanley Black & Decker, Inc.	38,124,544
		TOTAL	100,752,270
		Information Technology—16.7%
2,264,800		Corning, Inc.	51,931,864
2,072,700		NVIDIA Corp.	41,557,635
1,287,600		Symantec Corp.	33,033,378
2,280,699		Western Union Co.	40,847,337
		TOTAL	167,370,214
		Materials—3.9%
564,300		Freeport-McMoRan, Inc.	13,182,048
574,100		MeadWestvaco Corp.	25,484,299
		TOTAL	38,666,347
1

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—1.3%
372,105		AT&T, Inc.	$12,499,007
		Utilities—4.5%
595,600		CMS Energy Corp.	20,697,100
919,500		NRG Energy, Inc.	24,780,525
		TOTAL	45,477,625
		TOTAL COMMON STOCKS (IDENTIFIED COST $834,998,303)	977,495,061
		INVESTMENT COMPANY—2.5%
25,104,909	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	25,104,909
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $860,103,212)[4]	1,002,599,970
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(3,066,202)
		TOTAL NET ASSETS—100%	$999,533,768
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2014, the cost of investments for federal tax purposes was $860,103,212. The net unrealized appreciation of investments for federal tax purposes was $142,496,758. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $175,598,644 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,101,886.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
2

valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$882,009,137	$—	$—	$882,009,137
International	78,598,599	16,887,325	—	95,485,924
Investment Company	25,104,909	—	—	25,104,909
TOTAL SECURITIES	$985,712,645	$16,887,325	$—	$1,002,599,970
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—7.0%
		Energy—0.5%
120,000	[1]	Bellatrix Exploration Ltd.	$436,908
100,000	[1]	Legacy Oil + Plus Gas, Inc.	185,919
5,000		Marathon Petroleum Corp.	451,300
10,000		Paramount Resources Ltd.	242,038
100,000	[1]	Spartan Energy Corp.	240,145
		TOTAL	1,556,310
		Financials—1.2%
90,000		Plum Creek Timber Co., Inc.	3,851,100
		Materials—4.5%
3,500,000	[1]	Abacus Mining & Exploration Corp.	112,971
20,400		Agnico Eagle Mines Ltd.	507,756
17,877		Agnico Eagle Mines Ltd.	445,002
100,000		Alamos Gold, Inc.	714,409
575,000	[1]	Corvus Gold, Inc.	470,176
20,002		Franco-Nevada Corp.	984,950
38,100		Goldcorp, Inc., Class A	705,612
800,000	[1]	Gryphon Minerals, Ltd.	41,883
55,000	[1]	Kennady Diamonds, Inc.	217,765
125,000	[1]	Lundin Mining Corp.	615,424
97,000	[1]	Mag Silver Corp.	794,836
150,833	[1]	Mountain Province Diamonds, Inc.	629,661
1,100,000	[1]	Orezone Gold Corp.	473,403
39,500		Osisko Gold Royalties Ltd.	556,903
105,000		Potash Corp. of Saskatchewan, Inc.	3,708,600
1,521,500	[1]	Radius Gold, Inc.	124,412
105,000	[1]	Reservoir Minerals, Inc.	357,893
1,000,000	[1]	Romarco Minerals, Inc.	421,759
230,000		SEMAFO, Inc.	589,947
85,000	[1]	Stillwater Mining Co.	1,252,900
50,000	[1]	Virginia Mines, Inc.	648,132
		TOTAL	14,374,394
		Utilities—0.8%
110,000		California Water Service Group	2,707,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,206,105)	22,488,904
		U.S. TREASURY—62.2%
$100,000,000		United States Treasury Note, 0.25%, 5/31/2015	100,061,500
100,000,000	[2]	United States Treasury Note, 2.25%, 1/31/2015	100,164,590
		TOTAL U.S. TREASURY (IDENTIFIED COST $200,235,114)	200,226,090
		PURCHASED PUT OPTIONS—0.1%
210,000	[1]	Financial Select Sector SPDR, Strike Price $24.00, Expiration Date 2/20/2015	75,600
400,000	[1]	iShares MSCI Emerging Markets ETF, Strike Price $38.00, Expiration Date 1/17/2015	94,000
80,000	[1]	iShares MSCI Emerging Markets ETF, Strike Price $38.00, Expiration Date 3/20/2015	79,600
120,000	[1]	Market Vectors Semiconductor ETF, Strike Price $48.00, Expiration Date 2/20/2015	36,000
180,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $180.00, Expiration Date 1/17/2015	35,100

Shares or Principal Amount			Value
		PURCHASED PUT OPTIONS—continued
140,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $185.00, Expiration Date 1/17/2015	$38,500
60,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $195.00, Expiration Date 2/20/2015	121,500
70,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $200.00, Expiration Date 1/17/2015	85,050
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,687,432)	565,350
		INVESTMENT COMPANY—32.5%
104,581,533	[3,4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	104,581,533
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $335,710,184)[5]	327,861,877
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[6]	(5,874,105)
		TOTAL NET ASSETS—100%	$321,987,772
SECURITIES SOLD SHORT
Shares		Value
178,500	ABB Ltd., ADR	$3,775,275
162,000	AES Corp.	2,230,740
31,000	Allegheny Technologies, Inc.	1,077,870
12,000	Amazon.com, Inc.	3,724,200
629,500	Ambev SA, ADR	3,915,490
77,000	Amex Financial Select Standard & Poor Depository Receipt	1,904,210
337,000	ArcelorMittal SA	3,717,110
60,000	Arris Group, Inc.	1,811,400
6,500	Arrow Electronics, Inc.	376,285
19,500	Aruba Networks, Inc.	354,510
121,000	Au Optronics Corp., ADR	615,890
6,000	Autodesk, Inc.	360,360
24,500	Avnet, Inc.	1,053,990
37,500	BHP Billiton Ltd., ADR	1,774,500
102,000	BRF-Brasil Foods SA, ADR	2,381,700
75,000	Calpine Corp.	1,659,750
52,500	Campbell Soup Co.	2,310,000
70,000	Coach, Inc.	2,629,200
68,000	CommScope Holdings Co., Inc.	1,552,440
22,000	Corning, Inc.	504,460
138,000	Credit Suisse Group AG, ADR	3,461,040
38,000	Deere & Co.	3,361,860
10,000	Energy Select Sector SPDR	791,600
137,000	Flextronics International Ltd.	1,531,660
216,500	Ford Motor Co.	3,355,750
19,000	Franklin Resources, Inc.	1,052,030
88,000	General Motors Co.	3,072,080
82,000	HSBC Holdings PLC, ADR	3,872,860
6,000	IBM Corp.	962,640
232,000	Industrial Select Sect SPDR	13,124,240
28,500	Intel Corp.	1,034,265
552,000	iShares MSCI Emerging Markets ETF	21,688,080
250,000	iShares MSCI Germany	6,852,500
293,000	Itau Unibanco Holding SA, ADR	3,811,930
39,000	Krispy Kreme Doughnuts, Inc.	769,860

Shares		Value
21,000	Las Vegas Sands Corp.	$1,221,360
36,000	LG Display Co. Ltd., ADR	545,400
25,000	Linear Technology Corp.	1,140,000
50,000	Melco PBL Entertainment (Macau) Ltd., ADR	1,270,000
16,000	Microsoft Corp.	743,200
11,300	NetFlix, Inc.	3,860,193
222,500	Nokia Oyj, Class A, ADR	1,748,850
52,500	Powershares QQQ Trust	5,420,625
10,000	Qualcomm, Inc.	743,300
62,000	SPDR S&P 500 ETF Trust	12,741,000
15,800	Tesla Motors, Inc.	3,514,078
73,000	The Coca-Cola Co.	3,082,060
89,500	Twitter, Inc.	3,210,365
25,500	Wynn Resorts Ltd.	3,793,380
55,500	Xerox Corp.	769,230
26,000	Xilinx, Inc.	1,125,540
25,500	Yum! Brands, Inc.	1,857,675
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $152,230,161)	$153,258,031
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	175	$89,792,500	March 2015	$(1,442,131)
The average notional value of short futures contracts held by the Fund throughout the period was $99,764,969. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average notional amount of purchased put options held by the Fund throughout the period was $2,468,292. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Affiliated holding.
4	7-day net yield.
5	At December 31, 2014, the cost of investments for federal tax purposes was $335,710,184. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) short sales; and (c) futures contracts was $7,848,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $820,283 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,668,590.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$14,184,621	$41,883	$—	$14,226,504
International	8,262,400[1]	—	—	8,262,400
Debt Securities:
U.S. Treasury	—	200,226,090	—	200,226,090
Purchased Put Options	565,350	—	—	565,350
Investment Company	104,581,533	—	—	104,581,533
TOTAL SECURITIES	$127,593,904	$200,267,973	$—	$327,861,877
OTHER FINANCIAL INSTRUMENTS[2]	$(154,700,162)	$—	$—	$(154,700,162)
1	Includes $747,465 of a common stock security transferred from Level 3 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015